Related Parties - Accounts Receivable/Payable (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Allowance of doubtful accounts	€ (765)	€ (765)
Accounts Receivable, net	1,541	216
Accounts payable to related parties	5	5
Sigma-Tau [Member]
Related Party Transaction [Line Items]
Accounts Receivable	1,541	216
Vifarma Sp A [Member]
Related Party Transaction [Line Items]
Accounts Receivable	765	765
Accounts payable to related parties	€ 5	€ 5